Document and Entity Information	0 Months Ended
Mar. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 28, 2014
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Mar. 31, 2014
Prospectus Date	Mar. 31, 2014
Victory Emerging Markets Small Cap Fund | Class A
Risk/Return:
Trading Symbol	VAEMX
Victory Emerging Markets Small Cap Fund | Class C
Risk/Return:
Trading Symbol	VCEMX
Victory Emerging Markets Small Cap Fund | Class I
Risk/Return:
Trading Symbol	VIEMX
Victory Emerging Markets Small Cap Fund | Class Y
Risk/Return:
Trading Symbol	VYEMX